TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Tax Jurisdiction
Earning before income tax-rate	$ (5,597,118)	$ 8,821,477	$ (12,655,431)	$ 16,143,941
Income tax	3,328,864	1,313,433	5,711,207	(4,121,315)
Low or null taxation jurisdictions
Tax Jurisdiction
Earning before income tax-rate	$ 6,305,436	$ 14,565,728	$ 13,000,792	$ 9,509,610
Weight average applicable tax rate	0.00%	0.00%	0.00%	0.00%
Profit-making entities
Tax Jurisdiction
Earning before income tax-rate	$ (2,880,223)	$ 4,270,143	$ 7,503,296	$ 31,083,400
Weight average applicable tax rate	31.70%	36.90%	36.30%	34.00%
Income tax	$ 913,894	$ (1,575,778)	$ (2,723,832)	$ (10,583,572)
Loss-making entities
Tax Jurisdiction
Earning before income tax-rate	$ (9,022,331)	$ (10,014,394)	$ (33,159,519)	$ (24,449,069)
Weight average applicable tax rate	26.80%	28.90%	25.40%	26.40%
Income tax	$ 2,414,970	$ 2,889,211	$ 8,435,039	$ 6,462,257